Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Net loss	$ (16,708)	$ (20,140)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	30,612	32,972
Stock-based compensation	7,693	9,235
Foreign currency transaction loss (gain)	3,215	(7,350)
Deferred income taxes	(1,902)	(1,581)
Share in losses of associated companies	7,433	517
Other non-cash items, net	799	2,305
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	8,944	2,524
Inventories	(3,983)	626
Net investment in sales-type leases	4,262	6,516
Other current assets and prepaid expenses	(4,334)	1,293
Other non-current assets	(567)	264
Accounts payable	7,658	5,066
Other current liabilities	(2,046)	(423)
Deferred revenues	1,768	604
Other non-current liabilities	(2,746)	3,809
Net cash provided by operating activities	40,098	36,237
Cash flows from investing activities
Purchase of property and equipment	(12,403)	(11,291)
Investment in unconsolidated entities	(7,862)	(2,548)
Purchase of intangible assets	(634)	(677)
Proceeds from sale of plant and property	4,105
Other investing activities	(347)	(163)
Net cash used in investing activities	(17,141)	(14,679)
Cash flows from financing activities
Repayment of current portion of long-term debt	(2,572)	(1,857)
Acquisition of redeemable non-controlling interests	(1,500)
Proceeds from exercise of stock options	1,036	2,215
Net cash (used in) provided by financing activities	(3,036)	358
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,001)	3,116
Net change in cash, cash equivalents and restricted cash	17,920	25,032
Cash, cash equivalents and restricted cash, beginning of period	329,359	280,623
Cash, cash equivalents and restricted cash, end of period	347,279	305,655
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	156	630
Transfer of inventory to fixed assets	$ 1,150	$ 3,354